Summary of Significant Accounting Policies - Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Jan. 01, 2022
Summary of Significant Accounting Policies
Right-of-use operating lease assets		$ 11,260
Lease liabilities recognized		$ 11,255
ASU 2016-02
Summary of Significant Accounting Policies
Practical expedients election	true
ASU 2016-02 | Adjustment
Summary of Significant Accounting Policies
Right-of-use operating lease assets	$ 13,000		$ 17,000
Lease liabilities recognized	$ 13,000		$ 17,000